UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock New York Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

	Face
	Amount	Corporate Bonds	Value
Multi-State - 6.7%	$2,500	Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (l)	$2,848
		Total Corporate Bonds (Cost - $2,500) - 6.7%	2,848
		Municipal Bonds
New York - 126.4%	200	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
		School Project), Series A, 7% due 5/01/2025	167
	130	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
		School Project), Series A, 7% due 5/01/2035	107
	1,000	Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar College
		Project), 5.35% due 8/01/2011 (i)	1,082
	500	Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard
		College), Series A-2, 4.50% due 8/01/2036	469
	150	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United
		Memorial Medical Center Project), 5% due 12/01/2027	137
	1,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A,
		4.50% due 2/15/2047 (h)	1,149
	3,000	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series
		A, 5.125% due 11/15/2031	3,083
	500	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series
		B, 4.50% due 11/15/2032 (e)	495
	500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
		Series A, 4.75% due 11/15/2037 (d)	504
	1,100	New York City, New York, City Health and Hospital Corporation, Health System
		Revenue Bonds, Series A, 5.375% due 2/15/2026	1,121
	2,500	New York City, New York, City Housing Development Corporation, M/F Housing
		Revenue Bonds, AMT, Series A, 5.50% due 11/01/2034	2,530
	250	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
		Stadium Project), 5% due 1/01/2039 (b)	258
	250	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
		Stadium Project), 5% due 1/01/2046 (b)	256
	250	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium
		Project), 5% due 3/01/2036 (h)	259

Portfolio Abbreviations

To simplify the listings of BlackRock New York Municipal Bond Trust's portfolio holding in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below:

AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PILOT	Payment in Lieu of Taxes
TFABS	Tobacco Flexible Amortization Bonds

BlackRock New York Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

Face
Amount	Municipal Bonds	Value
$750	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium
	Project), 5% due 3/01/2046 (d)	$768
1,250	New York City, New York, City IDA, Special Facility Revenue Bonds (American
	Airlines, Inc. - JFK International Airport), AMT, 7.625% due 8/01/2025	1,369
1,000	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
	Airlines Inc. Project), AMT, 7.75% due 8/01/2031	1,102
650	New York City, New York, City Municipal Water Finance Authority, Second
	General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50%
	due 6/15/2037 (h)	634
2,500	New York City, New York, City Municipal Water Finance Authority, Water and Sewer
	System Revenue Bonds, Series A, 5.25% due 6/15/2011 (d)(i)	2,669
250	New York City, New York, City Municipal Water Finance Authority, Water and Sewer
	System Revenue Bonds, Series A, 4.25% due 6/15/2033	236
250	New York City, New York, City Transitional Finance Authority, Building Aid
	Revenue Bonds, Series S-1, 5% due 7/15/2031 (d)	262
2,040	New York City, New York, GO, Series D, 5.375% due 6/01/2032	2,113
600	New York City, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Polytechnic University), 5.25% due 11/01/2037 (a)	545
1,000	New York Convention Center Development Corporation, New York, Revenue Bonds
	(Hotel Unit Fee Secured), 5% due 11/15/2044 (b)	1,030
1,445	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6%
	due 6/01/2043	1,482
385	New York Liberty Development Corporation Revenue Bonds (National Sports
	Museum Project), Series A, 6.125% due 2/15/2019	387
2,215	New York State Dormitory Authority, Consolidated Fourth General Resolution
	Revenue Bonds (City University System), Series A, 5.25% due 7/01/2011 (i)	2,367
300	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
	(Manhattan College), Series B, 5.30% due 7/01/2037 (j)	300
260	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
	(New York University Hospitals Center), Series B, 5.625% due 7/01/2037	255
150	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
	Bonds (Mount Sinai School of Medicine of New York University), 5% due 7/01/2035 (h)	157
2,500	New York State Dormitory Authority Revenue Bonds (Iona College), 5.125%
	due 7/01/2032 (m)	2,591
2,500	New York State Dormitory Authority Revenue Bonds (Willow Towers Inc. Project),
	5.40% due 2/01/2034 (f)	2,620

BlackRock New York Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

	Face
	Amount	Municipal Bonds	Value
	$2,750	New York State Environmental Facilities Corporation, State Clean Water and Drinking
		Revenue Refunding Bonds (New York City Water Project), Series D, 5.125% due
		6/15/2031	$2,838
	2,815	New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40% due
		4/01/2032	2,839
	250	New York State Thruway Authority, General Revenue Refunding Bonds, Series H, 5%
		due 1/01/2037 (d)	260
	5,000	New York State Urban Development Corporation, Personal Income Tax Revenue
		Bonds, Series A, 5.25% due 3/15/2012 (i)	5,399
	2,750	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
		126th Series, 5.25% due 5/15/2037 (d)	2,798
	2,475	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
		(Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125% due 12/01/2015	2,566
	600	Schuyler County, New York, Human Services Development Corporation Revenue
		Bonds, 5% due 5/01/2032 (c)	625
	260	Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding
		Bonds (Jeffersons Ferry Project), 5% due 11/01/2028	243
	500	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due
		6/01/2027	504
	3,000	TSASC, Inc., New York, TFABS, Series 1, 5.75% due 7/15/2012 (i)	3,314
Puerto Rico - 22.2%	500	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
		Bonds, 5.625% due 5/15/2043	492
	1,500	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
		Revenue Refunding Bonds, Series D, 5.25% due 7/01/2012 (i)	1,625
	2,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
		Capital Appreciation Revenue Bonds, Series A, 4.34% due 7/01/2037 (b)(n)	451
	2,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
		Capital Appreciation Revenue Bonds, Series A, 5.009% due 7/01/2044 (b)(n)	310
	1,825	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due
		7/01/2031	1,827
	1,750	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25% due
		7/01/2012 (i)	1,915
	1,980	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
		Bonds, Series D, 5.25% due 7/01/2012 (i)	2,138
	720	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
		Bonds, Series D, 5.25% due 7/01/2027	727
		Total Municipal Bonds (Cost - $60,504) - 148.6%	63,375

BlackRock New York Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

Shares
Held	Short-Term Securities	Value
210	CMA New York Municipal Money Fund, 3.07% (g)(k)	$210
	Total Short-Term Securities (Cost - $210) - 0.5%	210
	Total Investments (Cost - $63,214*) - 155.8%	66,433
	Other Assets Less Liabilities - 1.0%	421
	Preferred Shares, at Redemption Value - (56.8%)	(24,213)
	Net Assets Applicable to Common Shares - 100.0%	$42,641

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$63,118
Gross unrealized appreciation	$3,681
Gross unrealized depreciation	(366)
Net unrealized appreciation	$3,315

(a)	ACA Insured.
(b)	AMBAC Insured.
(c)	Assured Guaranty Insured.
(d)	FGIC Insured.
(e)	FSA Insured.
(f)	GNMA Collateralized.
(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Dividend Income
CMA New York Municipal Money Fund	(297)	$ 4

(h)	MBIA Insured.
(i)	Prerefunded.
(j)	Radian Insured.
(k)	Represents the current yield as of November 30, 2007.
(l)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(m)	XL Capital Insured.
(n)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:      /s/ Donald C. Burke
            Donald C. Burke,
            Chief Executive Officer of
            BlackRock New York Municipal Bond Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Donald C. Burke
            Donald C. Burke,
            Chief Executive Officer (principal executive officer) of
            BlackRock New York Municipal Bond Trust

Date: January 16, 2008

By:      /s/ Neal J. Andrews
             Neal J. Andrews,
            Chief Financial Officer (principal financial officer) of
            BlackRock New York Municipal Bond Trust

Date: January 16, 2008